UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-22608

                             Virtus Global Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

101 Munson Street

                                                     Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant

One Financial Plaza

                                                 Hartford, CT 06103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 270-7788

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

FEBRUARY 28, 2019

($ reported in thousands)

	PAR VALUE			VALUE

U.S. GOVERNMENT SECURITIES—2.2%

U.S. Treasury Note

2.250%, 8/15/27	$1,175		$	1,137

2.875%, 8/15/28	2,100			2,127

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $3,284)				3,264

MUNICIPAL BONDS—1.0%

California—0.5%

State of California Build America Bond Taxable 7.500%, 4/1/34	570			803

Illinois—0.5%

State of Illinois Build America Bond Taxable 6.900%, 3/1/35	700			748

TOTAL MUNICIPAL BONDS (Identified Cost $1,476)				1,551

FOREIGN GOVERNMENT SECURITIES—21.0%

Argentine Republic

Treasury Bill, 0.000%, 9/30/19	6,455	ARS		205

Treasury Bill, 0.000%, 4/30/20	9,885	ARS		293

Treasury Bill, 0.000%, 7/31/20	30,990	ARS		799

6.875%, 4/22/21	735			696

6.875%, 1/26/27	1,425			1,182

Series NY, 8.280%, 12/31/33	512			438

Bermuda RegS 4.854%, 2/6/24(4)	346			364

Bolivarian Republic of Venezuela RegS 7.650%, 4/21/25(4)(10)	1,380			400

Dominican Republic

144A, 6.875%, 1/29/26(3)	155			168

144A, 6.000%, 7/19/28(3)	800			828

144A, 6.850%, 1/27/45(3)	800			832

Islamic Republic of Pakistan 144A 6.875%, 12/5/27(3)	375			361

Kingdom of Jordan 144A 5.750%, 1/31/27(3)	1,085			1,059

Kingdom of Morocco 144A 5.500%, 12/11/42(3)	800			840

Kingdom of Saudi Arabia 144A 4.375%, 4/16/29(3)	610			622

Provincia de Buenos Aires

144A, 9.125%, 3/16/24(3)	405			365

144A, 7.875%, 6/15/27(3)	1,165			932

Republic of Armenia 144A 7.150%, 3/26/25(3)	700			769

Republic of Colombia 4.375%, 3/21/23	2,882,000	COP		890

	PAR VALUE		VALUE

Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	$915		$896

Republic of Egypt

144A, 7.500%, 1/31/27(3)	620		641

144A, 7.600%, 3/1/29(3)	405		415

Republic of Ghana 144A 7.625%, 5/16/29(3)	520		504
Republic of Indonesia

FR77 8.125%, 5/15/24	7,135,000	IDR	521

FR63, 5.625%, 5/15/23	7,482,000	IDR	499

144A, 8.500%, 10/12/35(3)	1,290		1,798

Republic of Nigeria 144A 7.875%, 2/16/32(3)	905		927

Republic of South Africa

Series 2023, 7.750%, 2/28/23	10,000	ZAR	708

4.300%, 10/12/28	325		302

5.650%, 9/27/47	955		904

Republic of Turkey

5.125%, 3/25/22	200		197

6.250%, 9/26/22	780		792

7.375%, 2/5/25	420		439

4.875%, 10/9/26	1,630		1,471

6.000%, 3/25/27	1,565		1,497

4.875%, 4/16/43	935		710

Republic of Uruguay 5.100%, 6/18/50	500		511

Russian Federation Series 6216 6.700%, 5/15/19	40,220	RUB	609

Sultanate of Oman

144A, 5.375%, 3/8/27(3)	1,240		1,160

144A, 5.625%, 1/17/28(3)	760		717

Ukraine

144A, 7.750%, 9/1/23(3)	785		753

144A, 7.750%, 9/1/26(3)	1,125		1,038

United Mexican States

4.500%, 4/22/29	635		639

Series M, 6.500%, 6/9/22	9,038	MXN	448

4.150%, 3/28/27	520		514

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $34,015)			31,653

MORTGAGE-BACKED SECURITIES—14.6%

Agency—1.6%

Federal National Mortgage Association

Pool #MA2471, 3.500%, 12/1/45	923		927

Pool #MA2959, 3.500%, 4/1/47	1,491		1,495

			2,422

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	PAR VALUE		VALUE

Non-Agency—13.0%

American Homes 4 Rent Trust 2014-SFR2, C 144A 4.705%, 10/17/36(3)	$770	$	796

Angel Oak Mortgage Trust I LLC 2019-1, 1A 144A 3.920%, 11/25/48(2)(3)	784		787

Arroyo Mortgage Trust 2019-1, A1 144A 3.805%, 1/25/49(2)(3)	415		415

Bayview Opportunity Master Fund IVa Trust

2016-SPL1, B1 144A, 4.250%, 4/28/55(3)	540		550

2017-SPL5, B1 144A, 4.000%, 6/28/57(2)(3)	130		131

Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(2)(3)	385		390

Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(3)	425		433

CIT Home Equity Loan Trust 2003-1, A5 5.480%, 7/20/34	588		593

COLT Mortgage Loan Trust Funding LLC 2019-1, A1 144A 3.705%, 3/25/49(2)(3)	205		205

CoreVest American Finance Trust 2018-2, A 144A 4.026%, 11/15/52(3)	295		299

Ellington Financial Mortgage Trust 2018-1, A1FX 144A 4.140%, 10/25/58(2)(3)	299		301

GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A 3.382%, 12/15/34(2)(3)	525		522

Galton Funding Mortgage Trust 2018-2, A41 144A 4.500%, 10/25/58(2)(3)	284		288

GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(2)	278		280

Homeward Opportunities Fund I Trust 2018-2, A1 144A 3.985%, 11/25/58(2)(3)	205		206

JPMorgan Chase Mortgage Trust

2014-5, B2 144A, 2.985%, 10/25/29(2)(3)	219		209

2016-1, M2 144A, 3.750%, 4/25/45(2)(3)	247		248

2016-2, M2 144A, 3.750%, 12/25/45(2)(3)	236		236

2018-8, A3 144A, 4.000%, 1/25/49(2)(3)	332		333

Mill City Mortgage Loan Trust 2018-4, A1B 144A 3.500%, 4/25/66(2)(3)	1,340		1,329

New Residential Mortgage Loan Trust

2016-4A, B1A 144A, 4.500%, 11/25/56(2)(3)	522		542

2018-1A, A1A 144A, 4.000%, 12/25/57(2)(3)	796		808

Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A 3.000%, 7/25/57(3)	768		754

	PAR VALUE	VALUE

Non-Agency—(continued)

OBX Trust 2019-INV1, A3 144A 4.500%, 11/25/48(2)(3)	$615	$624

One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	520	528

Preston Ridge Partners Mortgage LLC 2019-1A, A1 144A 4.500%, 1/25/24(2)(3)	842	846

Pretium Mortgage Credit Partners I LLC 2019-NPL1, A1 144A 4.213%, 7/25/60(2)(3)	520	521

Progress Residential Trust 2018-SFR2, B 144A 3.841%, 8/17/35(3)	530	532

Towd Point Mortgage Trust

2015-6, M1 144A, 3.750%, 4/25/55(2)(3)	275	274

2017-1, M1 144A, 3.750%, 10/25/56(2)(3)	265	259

2017-6, A2 144A, 3.000%, 10/25/57(2)(3)	260	242

2018-4, A1 144A, 3.000%, 6/25/58(2)(3)	760	741

2018-SJ1, A1 144A, 4.000%, 10/25/58(2)(3)	309	309

2015-2, 1M1 144A, 3.250%, 11/25/60(2)(3)	615	598

Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(2)(3)	450	450

Vericrest Opportunity Loan Trust LXXI LLC 2018-NPL7, A1A 144A 3.967%, 9/25/48(3)	276	274

Vericrest Opportunity Loan Trust LXXV LLC 2019-NPL1, A1A 144A 4.336%, 1/25/49(2)(3)	407	408

Verus Securitization Trust

2018-2, A1 144A, 3.677%, 6/1/58(2)(3)	374	376

2018-3, A1 144A, 4.108%, 10/25/58(2)(3)	495	497

2019-1, A1 144A, 3.836%, 2/25/59(2)(3)	765	765

Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	690	689

		19,588

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $22,049)		22,010

ASSET-BACKED SECURITIES—11.8%

Automobiles—6.4%

ACC Trust

2018-1, B 144A, 4.820%, 5/20/21(3)	470	472

2019-1, B 144A, 4.470%, 10/20/22(3)	515	516

CarNow Auto Receivables Trust 2016-1A, D 144A 7.340%, 11/15/21(3)	640	646

Exeter Automobile Receivables Trust 2014-3A, D 144A, 5.690%, 4/15/21(3)	790	794

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	PAR VALUE	VALUE
Automobiles—(continued)

2018-4A, D 144A, 4.350%, 9/16/24(3)	$640	$651

Flagship Credit Auto Trust

2016-3, D 144A, 3.890%, 11/15/22(3)	785	789

2019-1, C 144A, 3.600%, 2/18/25(3)	415	416

GLS Auto Receivables Trust

2017-1A, C 144A, 3.500%, 7/15/22(3)	790	787

2018-1A, B 144A, 3.520%, 8/15/23(3)	760	756

2018-3A, C 144A, 4.180%, 7/15/24(3)	845	855

Hertz Vehicle Financing II LP 2016-4A, A 144A 2.650%, 7/25/22(3)	790	775

Skopos Auto Receivables Trust 2018-1A, B 144A 3.930%, 5/16/22(3)	790	789

Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(3)	506	511

Veros Automobile Receivables Trust 2018-1, B 144A 4.050%, 2/15/24(3)	535	539

Westlake Automobile Receivables Trust 2018-2A, D 144A 4.000%, 1/16/24(3)	381	384

		9,680

Other—5.4%

Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(3)	539	532

Arbys Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(3)	663	674

Conn’s Receivables Funding LLC 2017-B, B 144A 4.520%, 4/15/21(3)	422	423

DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(3)	652	642

Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	328	328

Drug Royalty III LP 1 2016-1A, A 144A 3.979%, 4/15/27(3)	302	302

Genesis Sales Finance Master Trust 2019-AA, A 144A 4.680%, 8/20/23(3)	310	312

HOA Funding LLC 2014-1A, A2 144A 4.846%, 8/20/44(3)	723	716

Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(3)	605	604

Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(3)	525	528

TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(3)	632	610

Upstart Securitization Trust 2018-1, B 144A, 3.887%, 8/20/25(3)	475	476

	PAR VALUE		VALUE
Other—(continued)

2019-1, B 144A, 4.190%, 4/20/26(3)	$620		$620

Wendy’s Funding LLC

2015-1A, A2II 144A, 4.080%, 6/15/45(3)	759		762

2018-1A, A2I 144A, 3.573%, 3/15/48(3)	520		507

			8,036

TOTAL ASSET-BACKED SECURITIES (Identified Cost $17,707)			17,716

CORPORATE BONDS AND NOTES—67.5%

Communication Services—5.4%

Altice Luxembourg S.A. 144A 7.625%, 2/15/25(3)	590		521

America Movil SAB de C.V. 6.450%, 12/5/22	8,000	MXN	377

Axtel SAB de C.V. 144A 6.375%, 11/14/24(3)	600		588

Charter Communications Operating LLC 4.908%, 7/23/25	655		679

Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(3)	630		570

Clear Channel Worldwide Holdings, Inc.

Series B, 7.625%, 3/15/20	585		585

144A, 9.250%, 2/15/24(3)	425		446

Consolidated Communications, Inc. 6.500%, 10/1/22	435		406

Digicel Group One Ltd. 144A 8.250%, 12/30/22(3)	267		177

Digicel Group Two Ltd. 144A 8.250%, 9/30/22(3)	253		106

DISH DBS Corp.

5.875%, 7/15/22	145		138

7.750%, 7/1/26	330		285

Frontier Communications Corp.

8.500%, 4/15/20	195		183

7.625%, 4/15/24	285		161

144A, 8.500%, 4/1/26(3)	175		163

Grupo Televisa SAB

4.625%, 1/30/26	525		526

7.250%, 5/14/43	8,000	MXN	271

iHeartCommunications, Inc. 9.000%, 12/15/19(10)	255		177

Match Group, Inc. 144A 5.625%, 2/15/29(3)	255		254

McGraw-Hill Global Education Holdings LLC 144A 7.875%, 5/15/24(3)	425		342

Meredith Corp. 144A 6.875%, 2/1/26(3)	315		325

Sprint Spectrum Co. LLC 144A 5.152%, 3/20/28(3)	485		489

Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(3)	400		385

			8,154

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—3.6%

Beazer Homes USA, Inc.

6.750%, 3/15/25	$195	$182

5.875%, 10/15/27	375	328

Boyd Gaming Corp. 6.000%, 8/15/26	135	138

Bunge Ltd. Finance Corp. 4.350%, 3/15/24	575	569

Dollar Tree, Inc. 4.000%, 5/15/25	337	331

Downstream Development Authority of The Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(3)	140	142

Eldorado Resorts, Inc. 144A 6.000%, 9/15/26(3)	180	183

Frontdoor, Inc. 144A 6.750%, 8/15/26(3)	415	422

Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	495	515

GLP Capital LP 5.250%, 6/1/25	410	425

Lear Corp. 3.800%, 9/15/27	600	559

M/I Homes, Inc. 5.625%, 8/1/25	450	422

Neiman Marcus Group Ltd. 144A 8.000%, 10/15/21(3)	360	187

Vista Outdoor, Inc. 5.875%, 10/1/23	530	498

William Lyon Homes, Inc. 6.000%, 9/1/23	610	567

		5,468

Consumer Staples—1.5%

Albertsons Cos., LLC 144A 7.500%, 3/15/26(3)	95	98

Altria Group, Inc.

4.400%, 2/14/26	103	104

4.800%, 2/14/29	787	785

Anheuser-Busch Inbev Worldwide, Inc. 4.750%, 1/23/29	111	116

Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(3)	390	334

Sigma Finance Netherlands BV 144A 4.875%, 3/27/28(3)	880	872

		2,309

Energy—13.0%
Afren plc
144A, 10.250%, 4/8/19(3)(10)(13)	635	1
144A, 6.625%, 12/9/20(3)(10)(13)	732	—	(15)

Anadarko Petroleum Corp. 6.600%, 3/15/46	390	461

Callon Petroleum Co. 6.125%, 10/1/24	495	499

Cheniere Energy Partners LP 144A 5.625%, 10/1/26(3)	200	204

	PAR VALUE		VALUE

Energy—(continued)

Citgo Holding, Inc. 144A 10.750%, 2/15/20(3)	$295	$	303

Denbury Resources, Inc.

144A, 9.250%, 3/31/22(3)	224		225

144A, 7.500%, 2/15/24(3)	225		201

Encana Corp. 8.125%, 9/15/30	280		344

EP Energy LLC

144A, 9.375%, 5/1/24(3)	115		54

144A, 8.000%, 11/29/24(3)	220		155

144A, 7.750%, 5/15/26(3)	205		182

Fermaca Enterprises S de RL de CV 144A 6.375%, 3/30/38(3)(14)	1,263		1,272

Geopark Ltd. 144A 6.500%, 9/21/24(3)	595		579

KazMunayGas National Co. JSC 144A 4.750%, 4/19/27(3)	1,015		1,025

Kinder Morgan, Inc. 7.750%, 1/15/32	980		1,230

Lukoil International Finance BV

144A, 6.125%, 11/9/20(3)(7)	1,100		1,136

144A, 4.563%, 4/24/23(3)	400		401

Nabors Industries, Inc. 5.500%, 1/15/23	355		333

Odebrecht Offshore Drilling Finance Ltd. 144A 7.720%, 12/1/26(3)(16)	1,028		262

Odebrecht Oil & Gas Finance Ltd. 144A 0.000%, 12/31/49(3)(13)	154		2

Pertamina Persero PT RegS 6.450%, 5/30/44(4)	815		900

Petrobras Global Finance BV

7.375%, 1/17/27	1,050		1,154

5.750%, 2/1/29	660		659

Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(3)(10)	1,820		409

Petroleos Mexicanos

4.625%, 9/21/23	255		244

5.350%, 2/12/28	550		491

6.500%, 6/2/41	295		257

6.375%, 1/23/45	1,515		1,272

PTTEP Treasury Center Co., Ltd. 144A 4.875% (3)(5)	383		382

Sanchez Energy Corp. 144A 7.250%, 2/15/23(3)	135		116

Sinopec Group Overseas Development

2017 Ltd.,144A, 3.625%, 4/12/27(3)	800		784

2018 Ltd., 144A, 4.250%, 9/12/28(3)	1,000		1,024

State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(4)	780		863

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	PAR VALUE			VALUE

Energy—(continued)

Transocean, Inc. 144A 9.000%, 7/15/23(3)	$290		$	306

Transportadora de Gas del Peru SA 144A 4.250%, 4/30/28(3)	1,350			1,353

Vine Oil & Gas LP 144A 8.750%, 4/15/23(3)	430			347

Weatherford International Ltd. 9.875%, 2/15/24	170			122

				19,552

Financials—19.1%

Acrisure LLC

144A, 8.125%, 2/15/24(3)	205			210

144A, 7.000%, 11/15/25(3)	620			547

Africa Finance Corp. 144A 4.375%, 4/29/20(3)	800			798

Allstate Corp. (The) Series B 5.750%, 8/15/53(6)(14)	1,446			1,460

Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	785			777

Ares Finance Co., LLC 144A 4.000%, 10/8/24(3)(14)	830			791

Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	755			749

Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(3)	700			627

Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)	560			587

Banco de Credito e Inversiones S.A. 144A 3.500%, 10/12/27(3)	1,335			1,258

Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(3)	1,085			1,172

Banco Nacional de Comercio Exterior SNC 144A 4.375%, 10/14/25(3)	510			495

Banco Santander Chile 144A 3.875%, 9/20/22(3)	900			909

Bancolombia S.A. 5.125%, 9/11/22	1,220			1,257

Bank of Montreal 3.803%, 12/15/32	1,064			1,017

Brighthouse Financial, Inc. 3.700%, 6/22/27	765			687

BrightSphere Investment Group plc 4.800%, 7/27/26	675			644

Development Bank of Kazakhstan JSC 144A 8.950%, 5/4/23(3)	105,000	KZT		273

Discover Bank 4.682%, 8/9/28	630			628

Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	925			920

E*TRADE Financial Corp. 4.500%, 6/20/28	600			599

Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	650			639

FS KKR Capital Corp. 4.750%, 5/15/22	225			224

		PAR VALUE		VALUE

Financials—(continued)

Grupo de Inversiones Suramericana S.A. 144A 5.500%, 4/29/26(3)	$	755	$	783

Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)		828		834

Industrial & Commercial Bank of China Ltd. 3.538%, 11/8/27		925		896

ING Groep N.V. 6.000% (5)(6)		615		614

Jefferies Group LLC 4.850%, 1/15/27		180		174

Kazakhstan Temir Zholy National Co. JSC 144A 4.850%, 11/17/27(3)		1,435		1,457

MDC-GMTN B.V. 144A 4.500%, 11/7/28(3)		750		792

Nuveen Finance LLC 144A 4.125%, 11/1/24(3)		985		1,017

Santander Holdings USA, Inc.

4.450%, 12/3/21		134		137

4.400%, 7/13/27		660		644

Springleaf Finance Corp. 7.125%, 3/15/26		290		294

Synchrony Financial 3.950%, 12/1/27		925		847

Synovus Financial Corp. 5.900%, 2/7/29		350		352

Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(14)		640		650

Toronto-Dominion Bank (The) 3.625%, 9/15/31		1,135		1,096

Ukreximbank Via Biz Finance plc 144A 9.625%, 4/27/22(3)		870		873

				28,728

Health Care—4.1%

Advanz Pharma Corp. 8.000%, 9/6/24		103		98

Avantor, Inc.

144A, 6.000%, 10/1/24(3)		260		265

144A, 9.000%, 10/1/25(3)		295		316

Bausch Health Americas, Inc.

144A 9.250%, 4/1/26(3)		155		167

144A 8.500%, 1/31/27(3)		165		171

Bausch Health Cos., Inc.

144A, 6.500%, 3/15/22(3)		55		57

144A, 7.000%, 3/15/24(3)		65		69

144A, 6.125%, 4/15/25(3)		235		226

144A, 5.500%, 11/1/25(3)		525		530

Becton Dickinson & Co. 3.700%, 6/6/27		600		581

Eagle Holding Co. II, LLC PIK , 144A 7.625%, 5/15/22(3)(11)		300		301

HCA, Inc. 5.875%, 2/1/29		80		84

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	PAR VALUE	VALUE

Health Care—(continued)

Mylan NV 3.950%, 6/15/26	$545	$508

Perrigo Finance Unlimited Co. 4.375%, 3/15/26	445	421

Surgery Center Holdings, Inc.

144A, 8.875%, 4/15/21(3)	405	412

144A, 6.750%, 7/1/25(3)	70	64

Takeda Pharmaceutical Co., Ltd.

144A, 4.400%, 11/26/23(3)	315	325

144A, 5.000%, 11/26/28(3)	315	330

Tenet Healthcare Corp.

8.125%, 4/1/22	140	149

7.000%, 8/1/25	570	571

144A, 6.250%, 2/1/27(3)	230	237

Teva Pharmaceutical Finance Netherlands III BV

3.150%, 10/1/26	365	304

		6,186

Industrials—6.0%

Alfa SAB de CV 144A 5.250%, 3/25/24(3)	910	945

Ashtead Capital, Inc. 144A 4.375%, 8/15/27(3)	705	678

Doric Nimrod Air Finance Alpha Pass-Through-Trust 2012-1, A 144A 5.125%, 11/30/22(3)	526	538

DP World plc 144A 6.850%, 7/2/37(3)	1,000	1,190

Garda World Security Corp. 144A 8.750%, 5/15/25(3)	575	551

Hillman Group, Inc. (The) 144A 6.375%, 7/15/22(3)	340	292

Hulk Finance Corp. 144A 7.000%, 6/1/26(3)	495	470

JSL Europe S.A. 144A 7.750%, 7/26/24(3)	675	684

Navistar International Corp. 144A 6.625%, 11/1/25(3)	205	211

New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(3)	270	271

Norwegian Air Shuttle ASA Pass-Through Trust 2016-1, A 144A 4.875%, 5/10/28(3)	534	518

Oshkosh Corp. 4.600%, 5/15/28	752	750

Topaz Marine S.A. 144A 9.125%, 7/26/22(3)	440	440

Transnet SOC Ltd. 144A 4.000%, 7/26/22(3)	1,000	970

United Airlines Pass-Through Trust 07-1, A 6.636%, 7/2/22	528	551

		9,059

Information Technology—2.3%

Ascend Learning LLC 144A 6.875%, 8/1/25(3)	105	103

Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(3)	70	68

	PAR VALUE	VALUE

Information Technology—(continued)

Broadcom Corp. 3.625%, 1/15/24	$440	$428

Citrix Systems, Inc. 4.500%, 12/1/27	570	546

CommScope Finance LLC 144A 8.250%, 3/1/27(3)	245	254

Dell International LLC

144A, 5.450%, 6/15/23(3)	135	142

144A, 8.100%, 7/15/36(3)	255	291

Exela Intermediate LLC 144A 10.000%, 7/15/23(3)	415	423

Radiate Holdco LLC

144A, 6.875%, 2/15/23(3)	65	63

144A, 6.625%, 2/15/25(3)	615	578

VMware, Inc. 3.900%, 8/21/27	627	585

		3,481

Materials—8.4%

Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	1,000	1,033

Anglo American Capital plc 144A 4.000%, 9/11/27(3)	540	509

BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(6)	635	697

CPG Merger Sub LLC 144A 8.000%, 10/1/21(3)	435	429

Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	400	390

Equate Petrochemical BV 144A 4.250%, 11/3/26(3)	790	789

GTL Trade Finance, Inc. 144A 5.893%, 4/29/24(3)	386	408

Hexion, Inc. 6.625%, 4/15/20	360	307

Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	1,000	1,012

James Hardie International Finance DAC 144A 5.000%, 1/15/28(3)	515	476

Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	455	460

NOVA Chemicals Corp.

144A, 4.875%, 6/1/24(3)	110	107

144A, 5.000%, 5/1/25(3)	215	205

OCP SA 144A 5.625%, 4/25/24(3)	1,500	1,574

Rusal Capital Designated Activity Co. 144A 5.125%, 2/2/22(3)	705	686

SABIC Capital II BV 144A 4.500%, 10/10/28(3)	810	832

Severstal OAO Via Steel Capital S.A. 144A 5.900%, 10/17/22(3)(7)	1,100	1,143

Syngenta Finance N.V.

144A, 4.441%, 4/24/23(3)	355	355

144A, 4.892%, 4/24/25(3)	250	249

Teck Resources Ltd. 144A 8.500%, 6/1/24(3)	125	134

Trident Merger Sub, Inc. 144A 6.625%, 11/1/25(3)	345	325

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	PAR VALUE	VALUE
Materials—(continued)

United States Steel Corp. 6.250%, 3/15/26	$485	$459

		12,579

Real Estate—2.0%

EPR Properties

4.750%, 12/15/26	260	262

4.500%, 6/1/27	395	390

Hospitality Properties Trust 4.500%, 3/15/25	745	719

MPT Operating Partnership LP 5.000%, 10/15/27	270	268

Office Properties Income Trust 4.500%, 2/1/25	690	655

Physicians Realty LP 4.300%, 3/15/27	655	638

		2,932

Utilities—2.1%

Enel Finance International NV 144A 4.875%, 6/14/29(3)	750	753

Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	200	201

Ferrellgas Partners LP 8.625%, 6/15/20	125	97

Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(3)	950	908

TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	450	428

Transportadora de Gas Internacional SA ESP 144A 5.550%, 11/1/28(3)	760	800

		3,187

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $105,632)		101,635

LEVERAGED LOANS(2)—15.2%

Aerospace—0.2%

Atlantic Aviation FBO, Inc. , (1 month LIBOR + 3.750%) 6.270%, 12/6/25	115	116

Dynasty Acquisition Co., Inc.

(3 month LIBOR + 4.000%) 0.000%, 1/23/26(8)	156	156

(3 month LIBOR + 4.000%) 0.000%, 1/23/26(8)	84	84

		356

Chemicals—0.4%

New Arclin U.S. Holding Corp. First Lien , (1 month LIBOR + 3.500%) 5.993%, 2/14/24	143	142

	PAR VALUE	VALUE
Chemicals—(continued)

Omnova Solutions, Inc. Tranche B-2 , (1 month LIBOR + 3.250%) 5.743%, 8/25/23	$447	$444

		586

Consumer Durables—0.3%

Global Appliance, Inc. Tranche B , (1 month LIBOR + 4.000%) 6.500%, 9/29/24	428	426

Consumer Non-Durables—0.7%

American Greetings Corp. , (1 month LIBOR + 4.500%) 6.993%, 4/6/24	482	479

Energizer Holdings, Inc. Tranche B , (1 month LIBOR + 2.250%) 4.739%, 12/17/25	115	115

Kronos Acquisition Intermediate, Inc. , (1 month LIBOR + 4.000%) 6.493%, 5/15/23	228	213

Parfums Holdings Co., Inc. First Lien , (3 month LIBOR + 4.250%) 6.879%, 6/30/24	271	268

		1,075

Energy—0.5%

California Resources Corp. , (1 month LIBOR + 10.375%) 12.868%, 12/31/21	360	377

Traverse Midstream Partners LLC , (3 month LIBOR + 4.000%) 6.600%, 9/27/24	409	409

		786

Financial—1.5%

Asurion LLC Tranche B-2 , (1 month LIBOR + 6.500%) 8.993%, 8/4/25	689	699

Blackhawk Network Holdings, Inc. First Lien , (1 month LIBOR + 3.000%) 5.493%, 6/15/25	299	296

Ditech Holding Corp. Tranche B , (3 month PRIME + 5.000%) 12.500%, 6/30/22(10)	394	264

Financial & Risk US Holdings, Inc. , (1 month LIBOR + 3.750%) 6.243%, 10/1/25	305	300

FinCo I LLC 2018 Replacement , (1 month LIBOR + 2.000%) 4.493%, 12/27/22	125	124

iStar, Inc. , (1 month LIBOR + 2.750%) 5.247%, 6/28/23	611	604

		2,287

Food and Drug—0.2%

Albertson’s LLC Tranche B-5 , (3 month LIBOR + 3.000%) 0.000%, 12/21/22(8)	300	299

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	PAR VALUE	VALUE

Food/Tobacco—0.4%

Chobani LLC First Lien , (1 month LIBOR + 3.500%) 5.993%, 10/10/23	$253	$245

Milk Specialties Co. , (1 month LIBOR + 4.000%) 6.493%, 8/16/23	321	319

		564

Gaming/Leisure—1.1%

Everi Payments, Inc. Tranche B , (1 month LIBOR + 3.000%) 5.493%, 5/9/24	182	181

Gateway Casinos & Entertainment Ltd. , (3 month LIBOR + 3.000%) 5.803%, 12/1/23	149	148

Playa Resorts Holding B.V. , (1 month LIBOR + 2.750%) 5.240%, 4/29/24	289	282

Scientific Games International, Inc. Tranche B-5 , (1 month LIBOR + 2.750%) 5.312%, 8/14/24	228	226

Seminole Tribe of Florida 2018 Replacement, Tranche B , (1 month LIBOR + 1.750%) 4.243%, 7/8/24	335	334

Stars Group Holdings B.V. , (3 month LIBOR + 3.500%) 6.303%, 7/10/25	87	87

UFC Holdings LLC First Lien , (1 month LIBOR + 3.250%) 5.750%, 8/18/23	340	340

		1,598

Healthcare—1.8%

21st Century Oncology, Inc. Tranche B , (3 month LIBOR + 6.125%) 8.905%, 1/16/23	159	132

AHP Health Partners, Inc. , (1 month LIBOR + 4.500%) 6.993%, 6/30/25	343	344

Bausch Health Cos., Inc.

(1 month LIBOR + 3.000%) 5.512%, 6/2/25	66	66

(1 month LIBOR + 2.750%) 5.262%, 11/27/25	173	173

CHG Healthcare Services, Inc. First Lien , (3 month LIBOR + 3.000%) 5.654%, 6/7/23	436	434

Envision Healthcare Corp. , (1 month LIBOR + 3.750%) 6.243%, 10/10/25	266	255

Quorum Health Corp. , (1 month LIBOR + 6.750%) 9.243%, 4/29/22	202	203

RegionalCare Hospital Partners Holdings, Inc. Tranche B , (1 month LIBOR + 4.500%) 6.981%, 11/16/25	450	449

U.S. Renal Care, Inc. First Lien , (3 month LIBOR + 4.250%) 7.053%, 12/30/22	279	278

	PAR VALUE	VALUE
Healthcare—(continued)

Wellpath Holdings, Inc. First Lien , (1 month LIBOR + 5.500%) 7.993%, 10/1/25	$325	$311

		2,645

Housing—0.5%

American Builders & Contractors Supply Co., Inc. Tranche B-2 , (1 month LIBOR + 2.000%) 4.493%, 10/31/23	576	571

Capital Automotive LP Tranche B , (1 month LIBOR + 6.000%) 8.493%, 3/24/25	253	252

		823

Information Technology—1.2%

Applied Systems, Inc. Second Lien , (1 month LIBOR + 7.000%) 9.493%, 9/19/25	222	224

Kronos, Inc.

First Lien, (3 month LIBOR + 3.000%) 5.736%, 11/1/23	477	474

Second Lien, (3 month LIBOR + 8.250%) 10.986%, 11/1/24	166	169

Presidio Holdings, Inc. Tranche B , (3 month LIBOR + 2.750%) 5.543%, 2/2/24	456	451

SS&C Technologies Holdings, Inc.

Tranche B-3, (1 month LIBOR + 2.250%) 4.743%, 4/16/25	293	292

Tranche B-4, (1 month LIBOR + 2.250%) 4.743%, 4/16/25	112	111

Tranche B-5, (1 month LIBOR + 2.250%) 4.743%, 4/16/25	90	89

		1,810

Manufacturing—0.9%

Accudyne Industries Borrower S.C.A. , (1 month LIBOR + 3.000%) 5.493%, 8/18/24	424	423

CommScope, Inc. Tranche B , (3 month LIBOR + 3.250%) 0.000%, 2/6/26(8)	435	436

CPI Acquisition, Inc. First Lien , (3 month LIBOR + 4.500%) 7.349%, 8/17/22	845	527

		1,386

Media/Telecom—Diversified Media—0.2%

Meredith Corp. Tranche B-1 , (3 month LIBOR + 2.750%) 5.243%, 1/31/25	232	232

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	PAR VALUE	VALUE

Media/Telecom - Telecommunications—0.9%

CenturyLink, Inc. Tranche B , (1 month LIBOR + 2.750%) 5.243%, 1/31/25	$356	$350

Securus Technologies Holdings, Inc.

First Lien, (1 month LIBOR + 4.500%) 6.993%, 11/1/24	250	249

Second Lien, (1 month LIBOR + 8.250%) 10.743%, 11/1/25	295	287

West Corp. Tranche B , (1 month LIBOR + 4.000%) 6.629%, 10/10/24	424	401

		1,287

Metals/Minerals—0.4%

Covia Holdings Corp. , (3 month LIBOR + 3.750%) 6.553%, 6/1/25	154	134

Graftech International Ltd. , (1 month LIBOR + 3.500%) 5.993%, 2/12/25	423	421

		555

Retail—0.4%

Bass Pro Group LLC , (1 month LIBOR + 5.000%) 7.493%, 9/25/24	140	139

Neiman Marcus Group Ltd. LLC , (1 month LIBOR + 3.250%) 5.763%, 10/25/20	464	426

		565

Service—1.9%

Dun & Bradstreet Corp. (The) , (1 month LIBOR + 5.000%) 0.000%, 2/6/26(8)	380	380

Hoya Midco LLC First Lien , (1 month LIBOR + 3.500%) 5.993%, 6/30/24	526	512

Laureate Education, Inc. , (3 month PRIME + 3.000%) 5.993%, 4/26/24	293	293

PI UK Holdco II Ltd. Tranche B-1 , (1 month LIBOR + 3.500%) 5.993%, 1/3/25	710	704

Red Ventures LLC Tranche B-1 , (1 month LIBOR + 3.000%) 5.493%, 11/8/24	641	639

Sedgwick Claims Management Services, Inc. , (1 month LIBOR + 3.250%) 5.743%, 12/31/25	35	35

TKC Holdings, Inc. First Lien , (1 month LIBOR + 3.750%) 6.250%, 2/1/23	378	374

		2,937

	PAR VALUE		VALUE

Transportation—Automotive—0.3%

Navistar, Inc. Tranche B , (1 month LIBOR + 3.500%) 6.020%, 11/6/24	$485		$483

Utility—1.4%

APLP Holdings LP , (1 month LIBOR + 2.750%) 5.243%, 4/13/23	408		403

Brookfield WEC Holdings, Inc.

First Lien, (1 month LIBOR + 3.750%) 6.243%, 8/1/25	410		410

Second Lien, (1 month LIBOR + 6.750%) 9.243%, 8/3/26	235		235

Talen Energy Supply LLC , (1 month LIBOR + 4.000%) 6.493%, 4/15/24	323		320

Vistra Operations Co., LLC

(1 month LIBOR + 2.000%) 4.493%, 8/4/23	281		280

(1 month LIBOR + 2.000%) 4.484%, 12/31/25	517		515

			2,163

TOTAL LEVERAGED LOANS (Identified Cost $23,437)			22,863

	SHARES
PREFERRED STOCKS—3.2%

Financials—2.7%

Huntington Bancshares, Inc. Series E, 5.700%	595	(9)	573

KeyCorp Series D, 5.000%(18)	985	(9)	946

M&T Bank Corp. Series F, 5.125%(18)	795	(9)	788

MetLife, Inc. Series D, 5.875%	313	(9)	315

Zions Bancorp 6.950%	47,150		1,402

			4,024

Industrials—0.5%

General Electric Co. Series D, 5.000%(14)	928	(9)	875

TOTAL PREFERRED STOCKS (Identified Cost $4,758)			4,899

COMMON STOCKS—0.1%

Energy—0.1%

Frontera Energy Corp.	7,526		71

Hercules Offshore, Inc.(1)(12)	10,017		8

Sabine Oil & Gas LLC(1)	465		12

TOTAL COMMON STOCKS (Identified Cost $759)			91

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

	SHARES	VALUE
WARRANTS—0.0%

Energy—0.0%

Sabine Oil & Gas LLC(1)	304	$1

Sabine Oil & Gas LLC(1)	1,451	5

TOTAL WARRANTS (Identified Cost $12)		6

TOTAL LONG-TERM INVESTMENTS—136.7% (Identified Cost $213,129)		205,688(19)

SHORT-TERM INVESTMENTS—0.0%

Purchased Options—0.0%

(See the open purchased options table on page 12 for the detailed information)

TOTAL PURCHASED OPTIONS—0.0% (Premiums Paid $82)		39

MONEY MARKET MUTUAL FUND—0.3%
Dreyfus Government Cash Management Fund—Institutional Shares (seven-day effective yield 2.301%)(17)	469,113	469

TOTAL MONEY MARKET MUTUAL FUND (Identified Cost $469)		469(19)

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $551)		508

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—136.9% (Identified Cost $213,680)		206,196

WRITTEN OPTIONS—0.0%

(See the open written options table on page 12 for the detailed information)

TOTAL WRITTEN OPTIONS—(0.0)% (Premiums Received $157)		(78)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—136.9% (Identified Cost $213,523)		206,118

Other assets and liabilities, net—(36.9)%		(55,560)

NET ASSETS—100.0%		$150,558

Abbreviations:
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Non-income producing.
(2)

Variable rate security. Rate disclosed is as of February 28, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, these securities amounted to a value of $113,781 or 75.6% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)

This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)	This loan will settle after February 28, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(11)	100% of the income received was in cash.
(12)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(13)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located at the end of the Schedule of Investments.

(14)	All or a portion of the security is segregated as collateral for written options.
(15)	Amount is less than $500.
(16)	13% of the income received was in cash and 87% in PIK.
(17)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(18)	Interest may be forfeited.
(19)	All or a portion of the portfolio is segregated as collateral for borrowings.

Foreign Currencies:
ARS	Argentine Peso
CAD	Canadian Dollar
COP	Colombian Peso
IDR	Indonesian Rupiah
KZT	Kazakhstani Tenge
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

FEBRUARY 28, 2019

Country Weightings †

United States	54%

Mexico	5

Netherlands	4

Canada	4

Turkey	3

Argentina	2

Indonesia	2

Other	26

Total	100%

† % of total investments net of written options as of February 28, 2019.

See Notes to Schedules of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

($ reported in thousands)

    Open Purchased Options contracts as of February 28, 2019, were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price (1)	Expiration Date	Value
Call Options

S&P 500® Index	68	$ 19,890	$2,925	3/1/2019	$ -
S&P 500® Index	57	16,815	2,950	3/4/2019	-
S&P 500® Index	62	18,290	2,950	3/6/2019	-
S&P 500® Index	68	20,128	2,960	3/8/2019	-
S&P 500® Index	62	18,445	2,975	3/11/2019	-
S&P 500® Index	62	18,352	2,960	3/13/2019	-

					-

Put Options
S&P 500® Index	68	17,646	$2,595	3/1/2019	-
S&P 500® Index	57	14,849	2,605	3/4/2019	1
S&P 500® Index	62	16,182	2,610	3/6/2019	3
S&P 500® Index	68	17,850	2,625	3/8/2019	8
S&P 500® Index	62	16,368	2,640	3/11/2019	12
S&P 500® Index	62	16,244	2,620	3/13/2019	15
					39

Total Purchased Options					$ 39

  Open Written Options contracts as of February 28, 2019, were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price (1)	Expiration Date	Value
Call Options

S&P 500® Index	68	$ 19,550	$2,875	3/1/2019	$ -
S&P 500® Index	57	16,473	2,890	3/4/2019	-
S&P 500® Index	62	17,949	2,895	3/6/2019	-
S&P 500® Index	68	19,788	2,910	3/8/2019	(1)
S&P 500® Index	62	18,104	2,920	3/11/2019	-(2)
S&P 500® Index	62	18,011	2,905	3/13/2019	(1)

					(2)

Put Options
S&P 500® Index	68	17,986	2,645	3/1/2019	-(2)
S&P 500® Index	57	15,191	2,665	3/4/2019	(1)
S&P 500® Index	62	16,523	2,665	3/6/2019	(6)
S&P 500® Index	68	18,190	2,675	3/8/2019	(16)
S&P 500® Index	62	16,709	2,695	3/11/2019	(26)
S&P 500® Index	62	16,585	2,675	3/13/2019	(27)
					(76)

Total Written Options					$ (78)

Footnote Legend:

(1) Strike price not reported in thousands.

(2) Amount is less than $500.

See Notes to Schedules of Investments

($ reported in thousands)

The following table summarizes the market value of the Fund’s investments as of December 31, 2018 based on the inputs used to value them (See Security Valuation Note 1A in The Notes to Schedule of Investments):

	Total Value at February 28, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$17,716	$—	$17,716	$ —
Corporate Bonds and Notes	101,635	—	101,632	3
Foreign Government Securities	31,653	—	31,653	—
Leveraged Loans	22,863	—	22,863	—
Mortgage-Backed Securities Municipal Bonds	22,010 1,551	— —	22,010 1,551	— —
U.S. Government Securities	3,264	—	3,264	—
Equity Securities:
Common Stocks	91	71	12	8
Preferred Stocks	4,899	1,402	3,497	—
Purchased Options	39	39	—	—
Money Market Mutual Fund	469	469	—	—
Warrants	6	—	6	—

Total Investments, before Written Options	$206,196	$1,981	$204,204	$ 11
Liabilities:
Written Options	$(78)	$(76)	$(2)	$ —

Total Investments, Net of Written Options	$206,118	$1,905	$204,202	$ 11

Securities held by the Fund with an end of period value of $704 were transferred from Level 3 to Level 2 due to an increase in trading activities during the period. Security held by the Fund with an end of period value of $3 was transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended February 28, 2019.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

FEBRUARY 28, 2019

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies.

The significant accounting policies consistently followed by the Fund in the preparation of its Schedule of Investments are summarized below and, for derivatives, included in Note 2 below. The preparation of the Schedule of Investments in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A.  Security Valuation

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into and out of Level 3 at the end of the reporting period.

●	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
●	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
●	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets.

In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Other information regarding the Fund is available in the Fund’s most recent

Report to Shareholders

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.  When-issued Purchases and Forward Commitments (Delayed Delivery)

The Fund may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by the Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). Delayed delivery enables the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.

C.  Leveraged Loans

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the

Other information regarding the Fund is available in the Fund’s most recent

Report to Shareholders

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

terms of the leveraged loan with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally London Interbank Offered Rate (LIBOR), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

D.  Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

The Fund borrows through its line of credit for the purpose of leveraging its portfolio. While leverage presents opportunities for increasing the Fund’s total return, it also has the effect of potentially increasing losses. Accordingly, any event which adversely affects the value of an investment held by the Fund would be magnified to the extent the Fund is leveraged.

NOTE 2 — DERIVATIVE FINANCIAL INSTRUMENTS

($ reported in thousands)

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position. Summarized below is a specific type of derivative instrument used by the Fund.

Other information regarding the Fund is available in the Fund’s most recent

Report to Shareholders

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

FEBRUARY 28, 2019

Options contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the-money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are normally subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. However, the Fund may limit its risk of loss when writing an option by purchasing an option similar to the one that is sold, except for the fact it is further “out of the money.”

For the period ended February 28, 2019, the average daily premiums paid by the Fund for purchased options was $163, and the average daily premiums received by the Fund for written options was $314.

NOTE 3 — REGULATORY MATTERS AND LITIGATION

From time to time, the Adviser, Newfleet, Rampart and/or their respective affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the Securities and Exchange Commission, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

NOTE 4 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in these Notes to Schedule of Investments.

Other information regarding the Fund is available in the Fund’s most recent

Report to Shareholders

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Global Multi-Sector Income Fund

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	April 26, 2019

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer, and Treasurer
(principal financial officer)

Date	April 26, 2019

* Print the name and title of each signing officer under his or her signature.